SUPPLEMENT TO THE FIRST INVESTORS
                             EQUITY FUNDS PROSPECTUS

                                Total Return Fund
                              Growth & Income Fund
                                 Blue Chip Fund
                              Utilities Income Fund
                               All-Cap Growth Fund
                            Mid-Cap Opportunity Fund
                             Special Situations Fund
                               Focused Equity Fund
                                   Global Fund

                             dated January 29, 2002




      The information regarding Patricia D. Poitra on page 61 is deleted and replaced with the following:

               Edwin D. Miska, Director of Equities, serves as Portfolio Manager of the Mid-Cap Opportunity Fund. Prior to joining FIMCO in 2002, Mr. Miska was a Senior Portfolio Manager and Managing Director of Evergreen Investment Management Corp.


This Supplement is dated April 16, 2002.

           SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION FOR
                      FIRST INVESTORS SERIES FUND II, INC.
                               Focused Equity Fund
                              Growth & Income Fund
                            Mid-Cap Opportunity Fund
                              Utilities Income Fund
                               All-Cap Growth Fund
                           FIRST INVESTORS SERIES FUND
                                 Blue Chip Fund
                             Special Situations Fund
                                Total Return Fund
                        FIRST INVESTORS GLOBAL FUND, INC.
                             dated January 29, 2002




      The information regarding Patricia D. Poitra on pages 34 and 37 is deleted and not replaced.


This Supplement is dated April 16, 2002.